First Trust Balanced Income ETF Expense Example, No Redemption - First Trust Balanced Income ETF - First Trust Balanced Income ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	$ 1,201